May 2, 2012	Rajib Chanda 202-508-4671 202-383-7793 fax rajib.chanda@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Managers AMG Funds
File Nos. 333-84639; 811-09521

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Managers AMG Funds (the “Trust”) hereby certifies that the following forms of prospectus that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 84 to its Registration Statement on Form N-lA, which was filed by electronic transmission on April 27, 2012 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-lA:

(i) Prospectus for GW&K Municipal Bond Fund, GW&K Small Cap Equity Fund and GW&K Municipal Enhanced Yield Fund dated May 1, 2012;

(ii) Prospectus for TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund dated May 1, 2012;

(iii) Prospectus for Skyline Special Equities Portfolio dated May 1, 2012; and

(iv) Prospectus for Renaissance Large Cap Growth Fund dated May 1, 2012.

If you have any questions concerning this filing, please call me at (202) 508-4671.

Sincerely,

/s/ Rajib Chanda

May 2, 2012

Rajib Chanda